Expense Example - SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO - SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO - Select Enterprise Technology Services Portfolio - Select Enterprise Technology Services Portfolio
Jun. 14, 2024 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847